Schedule of Other Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Lessee Disclosure [Abstract]
Operating lease cost	$ 526	$ 527
Short-term and variable lease cost	31	31
Total rent expense	557	558
Cash paid for amounts included in the measurement of lease liabilities	$ 587	$ 623